UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
         Utica, NY 13502
         United States of America

Form 13F File Number: 28-13318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-13318                  Alan Leist III

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total: $208,352
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

28-13318        Alan Leist III


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
3M Co.                         COM              88579Y101      217 4356.000 SH       Sole                 4356.000
ABB Ltd.                       COM              000375204     3540 253939.000 SH     Sole               253939.000
AGL Resources Inc.             COM              001204106      630 23740.000 SH      Sole                23740.000
AT&T Inc.                      COM              00206R102     1446 57373.000 SH      Sole                57373.000
Abbott Laboratories            COM              002824100      211 4420.838 SH       Sole                 4420.838
American Intl. Group           COM              026874107       16 15605.799 SH      Sole                15605.799
Anadarko Pete Corp.            COM              032511107      231 5950.000 SH       Sole                 5950.000
Apache Corp.                   COM              037411105     1703 26569.000 SH      Sole                26569.000
Apple Computer                 COM              037833100      355 3375.000 SH       Sole                 3375.000
Applied Materials Inc          COM              038222105      129 12042.000 SH      Sole                12042.000
Archer Daniels Midland Co.     COM              039483102     4333 155987.000 SH     Sole               155987.000
Atmos Energy Corp.             COM              049560105      938 40575.000 SH      Sole                40575.000
Automatic Data Processing      COM              053015103      220 6259.000 SH       Sole                 6259.000
BHP Billiton Ltd.              COM              088606108     1457 32670.000 SH      Sole                32670.000
BP P.L.C. ADR                  COM              055622104      234 5840.001 SH       Sole                 5840.001
Baker Hughes Inc               COM              057224107     2258 79092.000 SH      Sole                79092.000
Bank of America Corp.          COM              060505104      185 27074.794 SH      Sole                27074.794
Becton Dickinson & Co.         COM              075887109     8812 131060.000 SH     Sole               131060.000
Bristol-Myers Squibb           COM              110122108      212 9675.000 SH       Sole                 9675.000
CR Bard Inc.                   COM              067383109     4441 55711.000 SH      Sole                55711.000
CVS Caremark Corp.             COM              126650100     5982 217605.000 SH     Sole               217605.000
Chesapeake Energy Corp.        COM              165167107      170 9980.000 SH       Sole                 9980.000
Chevron Corp.                  COM              166764100     1912 28439.000 SH      Sole                28439.000
Chubb Corp.                    COM              171232101      477 11270.000 SH      Sole                11270.000
Cisco Systems Inc.             COM              17275R102     4466 266337.000 SH     Sole               266337.000
Citigroup, Inc.                COM              172967101       26 10120.312 SH      Sole                10120.312
Clorox Corp.                   COM              189054109     1168 22694.000 SH      Sole                22694.000
Coca Cola Co.                  COM              191216100     1221 27790.000 SH      Sole                27790.000
Colgate Palmolive Co.          COM              194162103     7490 126985.000 SH     Sole               126985.000
Community Bank System, Inc.    COM              203607106      434 25919.000 SH      Sole                25919.000
ConocoPhillips                 COM              20825C104     4515 115299.001 SH     Sole               115299.001
Corn Products International In COM              219023108      593 27966.000 SH      Sole                27966.000
Corning Inc.                   COM              219350105     4933 371778.000 SH     Sole               371778.000
Devon Energy Corp.             COM              25179M103     2618 58580.000 SH      Sole                58580.000
Diamond Offshore Drilling      COM              25271C102      705 11220.000 SH      Sole                11220.000
Duke Energy Co.                COM              26441C105      696 48609.741 SH      Sole                48609.741
Eastern Insurance Holdings, In COM              276534104      712 91627.000 SH      Sole                91627.000
Eaton Corp.                    COM              278058102      714 19370.000 SH      Sole                19370.000
Emerson Electric Co.           COM              291011104      454 15880.000 SH      Sole                15880.000
Exxon Mobil Corp.              COM              30231G102     7968 116997.997 SH     Sole               116997.997
Ford Motor                     COM              345370860       32 12250.000 SH      Sole                12250.000
General Dynamics               COM              369550108     2004 48185.000 SH      Sole                48185.000
General Electric Co.           COM              369604103     2868 283720.000 SH     Sole               283720.000
General Mills                  COM              370334104      520 10419.000 SH      Sole                10419.000
Genuine Parts Co.              COM              372460105      711 23820.000 SH      Sole                23820.000
Goldcorp Inc.                  COM              380956409     2128 63880.000 SH      Sole                63880.000
Google, Inc.                   COM              38259P508      280  805.000 SH       Sole                  805.000
HJ Heinz                       COM              423074103      796 24074.786 SH      Sole                24074.786
Harris Corp.                   COM              413875105     4266 147415.000 SH     Sole               147415.000
ITT Corporation                COM              450911102     3819 99281.000 SH      Sole                99281.000
Imaging Diagnostic Systems Inc COM              45244W100        1 122500.000 SH     Sole               122500.000
Intel Corp.                    COM              458140100     2891 192100.000 SH     Sole               192100.000
International Business Machine COM              459200101      750 7743.000 SH       Sole                 7743.000
Johnson & Johnson              COM              478160104     6688 127154.000 SH     Sole               127154.000
Kellogg Co.                    COM              487836108      536 14640.000 SH      Sole                14640.000
KeyCorp                        COM              493267108      213 27097.000 SH      Sole                27097.000
Kimberly-Clark Corp.           COM              494368103     1198 25980.000 SH      Sole                25980.000
Lincoln Electric Holdings Inc. COM              533900106     1649 52040.000 SH      Sole                52040.000
Lowe's Cos.                    COM              548661107     2317 126958.000 SH     Sole               126958.000
M&T Bank Corp.                 COM              55261F104     1987 43915.000 SH      Sole                43915.000
Marathon Oil Corporation       COM              565849106     5227 198810.000 SH     Sole               198810.000
Mattel, Inc.                   COM              577081102      429 37190.000 SH      Sole                37190.000
McCormick & Co. Inc.           COM              579780206     2672 90365.000 SH      Sole                90365.000
McDonalds Corp.                COM              580135101     1174 21510.000 SH      Sole                21510.000
Microsoft Corp.                COM              594918104     4246 231125.000 SH     Sole               231125.000
Monsanto Co.                   COM              61166W101     2958 35601.000 SH      Sole                35601.000
Mueller Water Products, Inc.   COM              624758108       66 20000.000 SH      Sole                20000.000
NBT Bancorp Inc.               COM              628778102      267 12320.000 SH      Sole                12320.000
Nike Inc.                      COM              654106103     4409 94032.067 SH      Sole                94032.067
Nokia Corp ADR                 COM              654902204     4104 351638.000 SH     Sole               351638.000
Northrop Grumman Corp.         COM              666807102      709 16245.000 SH      Sole                16245.000
Novartis AG ADR                COM              66987V109      757 20020.000 SH      Sole                20020.000
Oracle Corp.                   COM              68389X105     2518 139373.000 SH     Sole               139373.000
PNC Financial Services Group   COM              693475105      477 16270.000 SH      Sole                16270.000
PPG Industries Inc.            COM              693506107      675 18280.000 SH      Sole                18280.000
Parker-Hannifin Co.            COM              701094104     2644 77802.000 SH      Sole                77802.000
Pepco Holdings Inc.            COM              713291102     1867 149630.000 SH     Sole               149630.000
Pepsico Inc.                   COM              713448108     6337 123103.000 SH     Sole               123103.000
Pfizer Inc.                    COM              717081103      158 11570.839 SH      Sole                11570.839
Pitney Bowes Inc.              COM              724479100      322 13780.000 SH      Sole                13780.000
Potash Corp. Saskatchewan      COM              73755L107     2222 27495.000 SH      Sole                27495.000
Procter & Gamble Co.           COM              742718109     5680 120614.000 SH     Sole               120614.000
Rayonier Inc.                  COM              754907103      769 25462.000 SH      Sole                25462.000
Raytheon Co.                   COM              755111507      753 19340.000 SH      Sole                19340.000
Rome Bancorp Inc. New          COM              77587P103       95 11722.000 SH      Sole                11722.000
Southern Company               COM              842587107      997 32567.000 SH      Sole                32567.000
State Street Corp.             COM              857477103      293 9526.000 SH       Sole                 9526.000
Sunoco Inc.                    COM              86764P109      412 15570.000 SH      Sole                15570.000
Sysco Corp                     COM              871829107     3767 165210.000 SH     Sole               165210.000
T. Rowe Price Group Inc.       COM              74144T108     3965 137384.000 SH     Sole               137384.000
Teva Pharmaceutical ADR        COM              881624209     4474 99302.000 SH      Sole                99302.000
The Bank of New York Mellon Co COM              064058100      822 29094.000 SH      Sole                29094.000
Total ADR                      COM              89151E109     1014 20675.000 SH      Sole                20675.000
UDR Inc.                       COM              902653104      464 53900.006 SH      Sole                53900.006
USEC Inc.                      COM              90333E108       84 17500.000 SH      Sole                17500.000
Unilever PLC ADR               COM              904767704     3633 191903.000 SH     Sole               191903.000
United Parcel Service Inc.     COM              911312106     3099 62955.000 SH      Sole                62955.000
United Technologies Corp.      COM              913017109      203 4724.000 SH       Sole                 4724.000
Verizon Communications Inc.    COM              92343V104     1351 44721.000 SH      Sole                44721.000
Visa Inc.                      COM              92826C839     2175 39115.000 SH      Sole                39115.000
Wal-Mart Stores                COM              931142103     5296 101650.000 SH     Sole               101650.000
Waste Management Inc.          COM              94106L109     1078 42100.000 SH      Sole                42100.000
Yum Brands Inc.                COM              988498101     4526 164710.395 SH     Sole               164710.395
Zimmer Holdings Inc.           COM              98956P102     3376 92495.000 SH      Sole                92495.000
S&P 500 Depository Receipt     ETF              78462F103      951 11960.000 SH      Sole                11960.000
iShares Russell 1000 Growth In ETF              464287614      359 10245.000 SH      Sole                10245.000